NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shareholder
NON-CONTROLLING INTERESTS [Line Items]
Proceeds from minority shareholder capital injection			¥ 559	¥ 1,470
Gain from deregistration of subsidiaries	$ 608	¥ 3,967	¥ 1,841	¥ 2,858
Shenyang K-12
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)	100.00%	100.00%		10.00%
Adjustment to paid in capital				¥ 4,504
Gain from deregistration of subsidiaries				¥ 1,885
Beijing Ambow Cowain Education and Technology Co Ltd
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)				49.00%
Proceeds from minority shareholder capital injection				¥ 1,470
Number of corporate shareholders | shareholder				1
Number of individual shareholders | shareholder				1
Zhong'an Ambow
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)			49.00%
Proceeds from minority shareholder capital injection			¥ 1,285
Ownership (as a percent)			51.00%
Shanghai Tongguo Education Technology Co., Ltd.
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)			40.00%
Gain from deregistration of subsidiaries			¥ 306
Beijing Zhong An Handa Technology Consulting Co., Ltd
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)	49.00%	49.00%
Gain from deregistration of subsidiaries		¥ (19)